Commitments and Contingencies - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Nov. 15, 2021	Oct. 21, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 28, 2023
Deferred underwriting fee percent on gross proceeds of the IPO					3.5			3.5
Deferred Underwriting Discount			$ 8,050,000		$ 8,050,000			$ 8,050,000
Overallotment option vesting period					45 days			45 days
Deferred underwriting fees, Waived					$ 8,050,000			$ 8,050,000
Adjustment to Retained Earnings, Gain on settlement of underwriting fees							$ 0	(7,847,542)
Gain on settlement of underwriting fees					$ 202,548			$ 202,548
Related party transaction administrative service fee payable maximum threshold limit		$ 160,000							$ 160,000
Share Price Equal or Exceeds Eighteen Rupees per dollar [Member] | Common Class A [Member]
Class of Warrant or Right, Exercise Price Adjustment Percentage Higher of Market Value					2.00%			2.00%
Administrative Service Fee [Member] | Related Party [Member]
Operating costs and expenses		$ 10,000			$ 10,000			$ 10,000
Selling general And administrative expense			$ 0	$ 30,000	20,000	$ 30,000	$ 20,000	120,000
Retained Earnings [Member]
Adjustment to Retained Earnings, Gain on settlement of underwriting fees					$ 7,847,542			$ 7,847,542
Over-Allotment Option [Member]
Stock Issued During Period Shares	3,000,000
Over-Allotment Option [Member] | Maximum [Member]
Stock Issued During Period Shares					3,000,000			3,000,000
Public Warrants [Member]
Stock Issued During Period Shares	1,500,000
Shares Issued, Price Per Share	$ 10
Proceeds from Issuance of Warrants	$ 30,000,000